Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
Subsequent event
24.	Subsequent event

The Group evaluated subsequent events through March 28, 2025, the date on which the consolidated financial statements were issued, the Group did not identify any subsequent events that require recognition and disclosure in the consolidated financial statements.